July 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Research Growth Fund, Inc.
             1933 Act File No.: 2-33733
             1940 Act File No.: 811-01899
              CIK No.: 0000030162

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 82 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 28, 2017, with the exception of the Supplement to the Class T Prospectus dated June 30, 2017.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Heckel
Olivia M. Heckel
Paralegal